Critical accounting estimates and judgements - Revenue recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Critical accounting estimates and judgements
Percentage Of Reasonably Possible Increase (Decrease) In Management's Estimate of Variable Consideration	10.00%
Increase (decrease) in revenue as a result of reasonably possible increase (decrease) in management's estimate of variable consideration	$ 25.5	$ 17.4	$ 16.8